Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments of Certain Guarantees Classified Based on Internal Ratings) (Detail) - Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees - JPY (¥)
¥ in Billions
	Mar. 31, 2026	Mar. 31, 2025
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 8,945	¥ 7,721
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	6,755	5,900
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,190	¥ 1,821